OTHER EXPENSES	12 Months Ended
Dec. 31, 2022
OTHER EXPENSES

20 OTHER EXPENSES

	2020	2021	2022
	S$	S$	S$

Advertising	6,183	2,481	-
Entertainment	2,291	310	3,260
Low-value assets rental	2,425	1,997	2,201
Professional fees	57,411	434,841	383,878
Property tax	3,483	4,081	7,045
Printing and stationery	5,231	5,747	6,176
IT expenses	5,707	9,482	13,051
Repair and maintenance	4,628	3,504	8,720
Service fees (Note 26)	6,625	11,660	11,268
Subscription fee	3,313	833	2,165
Transportation and travelling	1,224	867	3,364
Tools and supplies	1,619	1,086	3,516
Water and electricity	16,046	15,766	21,201
Others	11,808	26,111	28,830
Total	127,994	518,766	494,675